CHANGE IN FISCAL YEAR END (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
CHANGE IN FISCAL YEAR END
Net revenues	¥ 5,185,822	$ 194,690	¥ 1,338,592	¥ 7,389,371	¥ 8,831,390
Cost of revenues	3,785,865	618,348	4,251,451	4,957,647	4,407,274
Gross profit (loss)	1,399,957	(423,658)	(2,912,859)	2,431,724	4,424,116
Operating expenses	60,087,962	9,988,002	68,672,509	74,104,081	61,228,551
Other operating income, net		551,730	3,793,418
Loss from continuing operations	(58,688,005)	(9,859,930)	(67,791,950)	(71,672,357)	(56,804,435)
Other loss, net			(261,524)	(16,427,003)
Loss from continuing operations before income taxes	(74,912,949)	(9,897,967)	(68,053,474)	(88,099,360)	(58,222,793)
Income tax benefit	(2,109,096)			(591,290)	1,517,806
Loss from continuing operations, net of income taxes	(72,803,853)	(9,897,967)	(68,053,474)	(87,508,070)	(59,740,599)
Income from discontinued operations, net of income taxes	100,640,933	133,612,825	918,654,979	61,431,845	49,771,192
Net income (loss)	¥ 27,837,080	$ 123,714,858	¥ 850,601,505	¥ (26,076,225)	¥ (9,969,407)